Expense Example, No Redemption - A C I Shares - JPMorgan Hedged Equity 3 Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class I 1 Year	Class I 3 Years
USD ($)	607	815	137	464	61	238